Supplementary Financial Statements Information (Convertible Notes) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Principle	$ 200,000	$ 200,000
Unamortized issuance costs	(2,622)	(3,169)
Net carrying amount	$ 197,378	$ 196,831